February 8, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	RidgeWorth Funds (the “Registrant”)
File Nos. 033-45671 and 811-06557

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated February 8, 2016, for the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, a series of the Registrant do not differ from those contained in Post-Effective Amendment No. 104 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (Amendment No. 106 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on February 5, 2016 (Accession No. 0001193125-16-452483).

Please do not hesitate to contact me at (617) 662-7193 if you have any questions.

Sincerely,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood